Document and Entity Information	Feb. 27, 2024
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 02, 2025
Document Effective Date	Jan. 02, 2025
Prospectus Date	Feb. 27, 2024
Innovator Growth Accelerated Plus ETF - January | Innovator Growth Accelerated Plus ETF - January
Prospectus:
Trading Symbol	QTJA